Columbia Mortgage Opportunities Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 11.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Affirm Asset Securitization Trust(a),(b),(c)
Series 2024-X2 Class CERT
12/17/2029	0.000%	70,500	999,442
Ally Bank Auto Credit-Linked Notes(a)
Series 2025-A Class G
06/15/2033	10.219%	4,222,075	4,253,862
Series 2025-B Class F
09/15/2033	6.942%	3,018,828	3,025,636
Series 2025-B Class G
09/15/2033	9.935%	3,113,705	3,119,238
ARES CLO(a),(d)
Series 2021-60A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/18/2034	10.179%	5,000,000	4,874,860
ASP WHCO Participation LP(a),(d),(e)
30-day Average SOFR + 2.400% Floor 3.000% 03/29/2029	6.713%	18,000,000	18,000,000
Cayuga Park CLO Ltd.(a),(d)
Series 2020-1A Class AR2
3-month Term SOFR + 1.200% Floor 1.200% 10/17/2038	4.868%	24,500,000	24,471,017
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	4,500,000	4,531,006
EDGEX Issuer Trust(a)
Series 2025-1NN Class B
01/15/2031	6.850%	6,537,299	6,608,499
Series 2025-2NN Class B
01/15/2032	6.475%	8,988,730	9,089,448
EDGEX Issuer Trust(a),(c)
Series 2025-1NN Class CERT
01/15/2031	0.000%	8,358,000	6,453,672
Elmwood CLO 16 Ltd.(a),(d)
3-month Term SOFR + 6.750% Floor 6.750% 04/20/2037	10.418%	2,750,000	2,752,211
Elmwood CLO 19 Ltd.(a),(d)
Series 2022-6AR2 Class AR2
3-month Term SOFR + 1.240% Floor 1.240% 10/17/2038	4.908%	15,000,000	15,001,815
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO VIII Ltd.(a),(d)
Series 2024-1A Class ER
3-month Term SOFR + 6.250% Floor 6.250% 04/20/2037	9.918%	2,500,000	2,416,730
Exeter Automobile Receivables Trust(a)
Series 2026-1 Class E
08/15/2033	6.690%	6,500,000	6,574,149
Lendbuzz Securitization Trust(a)
Series 202026-1A Class C
09/15/2031	7.450%	2,150,000	2,165,299
Series 2025-2A Class A2
05/15/2030	5.180%	3,990,740	4,006,765
Series 2026-1A Class B
12/16/2030	6.400%	1,900,000	1,911,492
Madison Park Funding XLII Ltd.(a),(d)
Series 2013A Class BR2
3-month Term SOFR + 1.300% 11/21/2030	5.160%	26,978,000	26,993,216
MPOWER Education Trust(a)
Series 2025-1 Class A
12/22/2042	6.250%	6,396,799	6,529,389
Series 2025-1 Class B
12/22/2042	8.180%	7,024,000	7,229,937
MPOWER Education Trust(a),(e)
Series 2025-1 Class C
12/22/2042	10.000%	3,000,000	1,710,000
MRQI(a)
Series 2026-HI1 Class D
01/25/2046	6.000%	4,663,000	4,637,107
Series 2026-HI1A Class E
01/25/2046	6.000%	3,423,000	3,393,027
NetCredit Combined Receivables A LLC(a)
Series 2025-A Class A
10/20/2031	7.290%	6,007,846	6,109,138
Octagon 54 Ltd.(a),(d)
Series 2021-1A Class E
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2034	10.184%	2,500,000	2,165,978
Oportun Funding Trust(a)
Subordinated Series 2024-3 Class C
08/15/2029	6.250%	1,800,000	1,808,028
Pagaya AI Debt Grantor Trust(a)
Series 2025-5 Class E
03/15/2033	9.698%	2,999,884	3,040,720

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2025-6 Class B
04/15/2033	4.883%	6,899,364	6,883,375
Series 2026-1 Class B
09/15/2033	5.370%	19,130,000	19,266,873
Subordinated Series 2024-5 Class C
10/15/2031	7.270%	2,912,719	2,931,363
Subordinated Series 2024-9 Class D
03/15/2032	6.174%	5,901,528	5,914,185
Pagaya AI Debt Grantor Trust(a),(f)
Series 2026-1 Class A2
09/15/2033	0.000%	7,630,000	7,636,231
Pagaya AI Debt Selection Trust(a),(c)
Series 2020-3 Class CERT
05/17/2027	0.000%	23,803,550	37,840
Series 2021-1 Class CERT
11/15/2027	0.000%	1,901,904	0
Subordinated Series 2021-3 Class
05/15/2029	0.000%	12,925,852	40,320
Subordinated Series 2021-5 Class
08/15/2029	0.000%	12,321,273	390,912
Pagaya AI Debt Trust(a)
Series 2025-R1 Class E
06/15/2032	12.105%	145,222	147,345
Subordinated Series 2022-5 Class B
06/17/2030	10.310%	2,809,807	2,917,994
Subordinated Series 2024-2 Class C
08/15/2031	7.573%	1,751,328	1,775,254
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	3,238,563	3,258,393
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	4,854,788	4,883,234
Pagaya Point of Sale Holdings Grantor Trust(a)
Series 2025-1 Class A
01/20/2034	5.715%	8,200,000	8,248,217
Series 2025-2 Class A
07/20/2033	5.065%	5,750,000	5,772,822
Palmer Square CLO Ltd.(a),(d)
Series 2023-2A Class ER
3-month Term SOFR + 6.400% Floor 6.400% 07/20/2038	10.068%	2,000,000	2,014,070
Reach Abs Trust(a)
Series 2026-1 Class A
02/15/2033	4.320%	6,783,734	6,783,161
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,144,032	2,124,554
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Trust(a)
Series 2025-5A Class E
06/26/2034	9.218%	1,000,000	1,006,771
RR 16 Ltd.(a),(d)
Series 2021-16A Class D
3-month Term SOFR + 6.512% Floor 6.250% 07/15/2036	10.184%	3,733,333	3,596,521
Upgrade Master Pass-Thru Trust(a),(c)
Series 2025-ST5 Class CERT
09/15/2032	0.000%	5,250,000	3,541,206
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	9,385,325	9,402,581
Upstart Securitization Trust(a)
Series 2025-1 Class C
04/20/2035	9.270%	10,850,000	11,673,311
Series 2025-3 Class D
09/20/2035	7.410%	2,250,000	2,320,408
Series 2025-4 Class D
11/20/2035	7.670%	5,375,000	5,402,715
Subordinated Series 2024-1 Class C
11/20/2034	8.680%	12,250,000	12,986,112
US Auto Funding(a)
Subordinated Series 2021-1A Class D
03/15/2027	4.360%	2,375,000	553
Total Asset-Backed Securities — Non-Agency (Cost $329,884,458)			314,828,002

Commercial Mortgage-Backed Securities - Agency 0.1%

Government National Mortgage Association(g),(h)
Series 2017-30 Class IO
08/16/2058	0.569%	39,682,018	991,856
Series 2019-102 Class IB
03/16/2060	0.835%	11,474,506	532,380
Series 2020-19 Class IO
12/16/2061	0.720%	17,065,487	769,435
Series 2020-3 Class IO
02/16/2062	0.616%	17,244,420	626,412
Total Commercial Mortgage-Backed Securities - Agency (Cost $10,914,874)			2,920,083

Commercial Mortgage-Backed Securities - Non-Agency 1.4%

BHMS Commercial Mortgage Trust(a),(d)
Series 2025-ATLS Class B
1-month Term SOFR + 2.650% Floor 2.650% 08/15/2042	6.230%	3,800,000	3,811,916
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXP Trust(a),(g)
Subordinated Series 2021-601L Class E
01/15/2044	2.776%	7,150,000	5,751,136
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	2,425,000	1,951,193
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	15,400,000	9,841,051
Hilton USA Trust(a),(i)
Subordinated Series 2016-SFP Class F
11/05/2035	0.000%	27,400,000	550,345
Home Partners of America Trust(a)
Series 2019-2 Class F
10/19/2039	3.866%	2,747,554	2,678,846
Wells Fargo Commercial Mortgage Trust(a),(d)
Series 2021-FCMT Class E
1-month Term SOFR + 4.614% Floor 4.500% 05/15/2031	8.274%	11,600,000	11,599,779
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $67,490,899)			36,184,266

Joint Ventures(j) 0.6%
Value ($)
Itasca Park LLC(e),(k),(l),(m)	8,892,546
Itasca Park LLC - Unfunded(e),(k),(l),(m)	8,304,000
Total Joint Ventures (Cost $17,300,000)	17,196,546

Residential Mortgage-Backed Securities - Agency 106.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae Remics(d),(h)
CMO Series 2026-7 Class SC
-1.0 x 30-day Average SOFR + 6.700% Cap 6.700% 02/25/2056	3.033%	51,868,902	6,274,327
Fannie Mae REMICS(d),(h)
CMO Series 2017-81 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2047	2.418%	21,413,793	2,958,485
CMO Series 2018-64 Class SE
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	2.418%	19,443,760	2,639,745
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-22 Class SA
-1.0 x 30-day Average SOFR + 6.214% Cap 6.100% 04/25/2050	2.318%	26,905,557	4,207,308
CMO Series 2023-46 Class SD
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	2.218%	54,155,082	6,460,604
Fannie Mae REMICS(g),(h)
CMO Series 2022-90 Class GS
07/25/2050	2.286%	35,779,070	4,534,621
Fannie Mae REMICS(d)
CMO Series 2025-1 Class BF
30-day Average SOFR + 1.400% Floor 1.400%, Cap 6.500% 02/25/2055	5.067%	14,958,557	15,141,228
CMO Series 2025-10 Class FB
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 02/25/2055	4.517%	8,244,400	8,233,729
CMO Series 2025-12 Class LF
30-day Average SOFR + 3.950% Cap 8.250% 03/25/2055	7.617%	19,847,228	20,214,450
CMO Series 2025-13 Class FA
30-day Average SOFR + 1.300% Floor 1.300%, Cap 6.500% 03/25/2055	4.967%	11,700,797	11,810,392
CMO Series 2025-16 Class MA
30-day Average SOFR + 3.950% Cap 8.250% 01/25/2055	7.617%	8,252,855	8,446,759
CMO Series 2025-86 Class FH
30-day Average SOFR + 0.850% Floor 0.850%, Cap 6.000% 09/25/2055	4.517%	24,073,839	24,033,987
Federal Home Loan Mortgage Corp.
11/01/2052	4.000%	21,703,658	21,124,395
12/01/2052	5.000%	18,071,137	18,513,926
09/01/2053	5.500%	19,914,353	20,552,344

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(h)
CMO Series 2013-101 Class HS
-1.0 x 30-day Average SOFR + 6.386% Cap 6.500% 10/25/2043	2.718%	8,395,304	1,163,837
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	2.127%	1,645,664	148,484
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	2.277%	653,639	91,519
CMO Series 4286 Class NS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 12/15/2043	2.127%	780,181	100,665
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	2.027%	770,009	81,769
CMO Series 4704 Class SK
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/15/2047	2.377%	6,740,000	842,601
CMO Series 4826 Class KS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/15/2048	2.427%	7,463,411	983,717
CMO Series 4926 Class ST
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 01/15/2040	2.307%	4,933,900	344,315
CMO Series 4987 Class KS
-1.0 x 30-day Average SOFR + 6.194% Cap 6.080% 06/25/2050	2.298%	8,161,306	1,294,969
CMO Series 4993 Class MS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2050	2.268%	16,108,957	2,591,235
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	2.197%	1,429,121	162,538
Federal Home Loan Mortgage Corp.(h)
CMO Series 4215 Class IL
07/15/2041	3.500%	84,832	1,602
CMO Series 5040 Class IH
11/25/2050	3.500%	9,398,311	1,523,850
CMO Series 5083 Class NI
12/25/2040	4.500%	7,874,900	1,306,534
CMO STRIPS Series 304 Class C67
12/15/2042	4.500%	1,150,984	156,484
Federal Home Loan Mortgage Corp. REMICS(d),(h)
CMO Series 4606 Class SL
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2044	2.227%	34,187,546	3,837,125
CMO Series 5119 Class QS
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 06/25/2051	2.633%	32,577,862	5,517,103
CMO Series 5138 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 09/25/2047	2.318%	23,736,163	3,235,094
Federal Home Loan Mortgage Corp. REMICS(h)
CMO Series 5105 Class ID
05/25/2051	3.000%	33,020,804	6,435,524
CMO Series 5105 Class JI
03/25/2045	3.000%	19,699,065	1,665,968
CMO Series 5183 Class IO
01/25/2052	3.000%	32,996,496	5,338,331
Federal National Mortgage Association
10/01/2051- 08/01/2052	4.000%	59,930,204	59,017,432
09/01/2052	5.000%	16,465,197	16,777,537
Federal National Mortgage Association(d),(h)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	2.118%	1,625,293	184,409
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	2.368%	909,591	120,553
CMO Series 2015-27 Class AS
-1.0 x 30-day Average SOFR + 5.536% Cap 5.650% 05/25/2045	1.868%	7,098,667	691,626
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	2.218%	969,712	128,369
CMO Series 2017-50 Class SB
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 07/25/2047	2.318%	5,971,819	763,689
CMO Series 2017-72 Class S
-1.0 x 30-day Average SOFR + 3.836% Cap 2.750% 09/25/2047	0.168%	15,628,405	707,234
CMO Series 2017-90 Class SP
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 11/25/2047	2.368%	6,018,292	816,803
CMO Series 2020-38 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.268%	4,365,949	580,861
CMO Series 2020-38 Class WS
-1.0 x 30-day Average SOFR + 4.886% Cap 5.000% 06/25/2050	1.218%	19,010,538	1,706,123
Federal National Mortgage Association(h)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	15,141,242	2,614,647
Federal National Mortgage Association REMICS(d),(h)
CMO Series 2018-3 Class SB
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 02/25/2048	2.368%	19,067,267	2,648,131
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 03/25/2049	2.318%	27,220,815	3,133,535
CMO Series 2020-34 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.268%	27,590,152	3,998,155
CMO Series 2020-54 Class AS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 08/25/2050	2.368%	19,223,950	2,534,701
CMO Series 2024-74 Class SD
-1.0 x 30-day Average SOFR + 6.600% Cap 6.600% 10/25/2054	2.933%	26,631,994	3,091,975
Freddie Mac REMICS(d),(h)
CMO Series 4979 Class YS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2050	2.268%	18,423,394	2,253,837
CMO Series 5541 Class SK
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 05/25/2055	2.033%	53,251,994	4,317,693
CMO Series 5544 Class SC
30-day Average SOFR + 7.000% Cap 7.000% 06/25/2055	3.333%	20,193,794	2,342,480
CMO Series 5547 Class SE
-1.0 x 30-day Average SOFR + 5.100% Cap 5.100% 06/25/2055	1.433%	33,095,152	1,740,805
CMO Series 5604 Class SB
-1.0 x 30-day Average SOFR + 7.150% Cap 7.150% 11/25/2055	3.483%	61,660,433	8,108,347
CMO Series 5604 Class SN
-1.0 x 30-day Average SOFR + 5.550% Cap 5.550% 12/25/2055	1.883%	75,572,938	6,632,326

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac REMICS(d)
CMO Series 5480 Class FA
30-day Average SOFR + 1.450% Floor 1.450%, Cap 6.500% 03/25/2054	5.117%	24,538,558	24,865,245
CMO Series 5513 Class MQ
30-day Average SOFR + 3.950% Cap 8.250% 06/25/2054	7.617%	15,087,221	15,365,600
CMO Series 5513 Class MU
30-day Average SOFR + 3.950% Cap 8.250% 11/25/2054	7.617%	26,607,222	27,239,223
CMO Series 5518 Class FC
30-day Average SOFR + 1.320% Floor 1.320%, Cap 6.500% 03/25/2055	4.987%	11,440,003	11,568,693
CMO Series 5532 Class MB
30-day Average SOFR + 3.950% Cap 8.250% 04/25/2055	7.617%	15,484,906	15,752,880
CMO Series 5534 Class FD
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 05/25/2055	4.917%	11,346,193	11,381,048
CMO Series 5542 Class F
30-day Average SOFR + 4.300% 05/25/2055	7.967%	9,833,368	9,987,414
CMO Series 5548 Class F
30-day Average SOFR + 4.600% Cap 8.700% 06/25/2055	8.267%	16,937,478	16,899,250
CMO Series 5551 Class FB
30-day Average SOFR + 1.500% Floor 1.500%, Cap 6.500% 06/25/2055	5.167%	11,354,983	11,511,207
CMO Series 5563 Class FT
30-day Average SOFR + 1.350% Floor 1.350%, Cap 6.500% 08/25/2055	5.017%	24,276,395	24,563,721
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(h)
CMO Series 2010-9 Class XD
-1.0 x 1-month Term SOFR + 6.486% Cap 6.600% 01/16/2040	2.826%	25,033,924	3,057,311
CMO Series 2014-6 Class SJ
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2044	2.318%	7,341,934	865,207
CMO Series 2017-163 Class SD
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	2.418%	7,311,976	1,293,361
CMO Series 2018-124 Class SG
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 09/20/2048	2.418%	7,416,536	983,924
CMO Series 2018-155 Class LS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	2.368%	6,238,808	728,240
CMO Series 2018-40 Class SC
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 03/20/2048	2.418%	4,878,421	669,171
CMO Series 2018-63 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.418%	6,456,088	900,747
CMO Series 2018-63 Class SH
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 04/20/2048	2.418%	5,894,088	752,314
CMO Series 2018-78 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	2.418%	5,531,386	849,232
CMO Series 2018-94 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 05/20/2048	2.418%	5,082,305	818,225
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-103 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	2.268%	11,565,796	1,743,050
CMO Series 2019-128 Class YS
-1.0 x 1-month Term SOFR + 2.736% Cap 2.850% 10/20/2049	0.000%	31,476,065	145,511
CMO Series 2019-21 Class QS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 10/20/2046	2.318%	25,256,283	3,318,655
CMO Series 2019-43 Class NS
-1.0 x 1-month Term SOFR + 3.156% Cap 3.270% 04/20/2049	0.000%	11,829,244	180,642
CMO Series 2020-104 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2050	2.418%	8,150,873	1,088,984
CMO Series 2020-133 Class DS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2050	2.518%	52,083,557	7,697,195
CMO Series 2020-148 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	2.518%	17,311,449	2,598,007
CMO Series 2020-160 Class AS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 10/20/2050	2.518%	27,781,944	4,105,185
CMO Series 2020-175 Class NS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.518%	19,473,848	2,937,463
CMO Series 2020-187 Class SE
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	2.518%	15,132,557	2,311,780
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-31 Class ES
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	2.268%	15,848,699	2,085,903
CMO Series 2020-34 Class SA
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 03/20/2050	2.268%	18,152,740	2,671,862
CMO Series 2020-62 Class SK
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	2.368%	7,953,658	1,096,777
CMO Series 2020-67 Class KS
-1.0 x 1-month Term SOFR + 5.836% Cap 5.950% 05/20/2050	2.168%	16,175,045	2,134,069
CMO Series 2020-78 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.368%	20,316,254	2,791,488
CMO Series 2021-117 Class ES
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	27,521,943	4,192,090
CMO Series 2021-117 Class HS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	21,956,511	3,125,992
CMO Series 2021-119 Class SC
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	23,663,617	3,619,211
CMO Series 2021-122 Class SB
-1.0 x 1-month Term SOFR + 2.486% Cap 2.600% 07/20/2051	0.000%	50,137,633	291,736
CMO Series 2021-122 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	50,878,997	7,550,509

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-142 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 08/20/2051	2.518%	53,924,104	7,837,291
CMO Series 2021-155 Class SM
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 07/20/2051	2.518%	27,107,131	3,978,167
CMO Series 2021-156 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	39,270,710	5,770,666
CMO Series 2021-160 Class S
-1.0 x 30-day Average SOFR + 2.650% Cap 2.650% 09/20/2051	0.000%	69,139,850	445,669
CMO Series 2021-161 Class SL
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 09/20/2051	2.518%	33,525,349	5,010,555
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	234,833,674	613,550
CMO Series 2021-42 Class SD
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 11/20/2050	2.518%	33,305,655	5,182,450
CMO Series 2021-42 Class SG
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 03/20/2051	2.518%	28,084,581	3,923,284
CMO Series 2021-96 Class US
-1.0 x 30-day Average SOFR + 3.250% Cap 3.250% 06/20/2051	0.000%	38,935,472	750,403
CMO Series 2021-97 Class CS
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 06/20/2051	2.518%	38,120,053	5,517,660
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-161 Class SQ
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 09/20/2052	1.689%	35,510,420	2,542,546
CMO Series 2022-168 Class ST
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2052	2.339%	50,775,133	5,125,739
CMO Series 2022-46 Class SE
-1.0 x 30-day Average SOFR + 3.450% Cap 3.450% 03/20/2052	0.000%	21,876,104	418,164
CMO Series 2022-83 Class AS
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 06/20/2050	2.368%	20,684,693	2,922,182
CMO Series 2022-90 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 01/20/2050	2.268%	29,436,417	3,443,263
CMO Series 2023-101 Class CS
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	2.339%	67,364,934	4,756,806
CMO Series 2023-113 Class CS
-1.0 x 30-day Average SOFR + 5.730% Cap 5.730% 08/20/2053	2.069%	13,539,706	905,571
CMO Series 2023-113 Class HS
1-month Term SOFR + 5.936% Cap 6.050% 09/20/2049	2.268%	46,678,211	5,814,672
CMO Series 2023-115 Class SM
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 08/20/2053	2.239%	34,282,926	2,323,128
CMO Series 2023-141 Class SQ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 12/20/2049	2.268%	30,389,513	3,847,923
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-173 Class SB
-1.0 x 30-day Average SOFR + 5.650% Cap 5.650% 11/20/2053	1.989%	59,467,565	4,153,316
CMO Series 2023-47 Class AS
-1.0 x 30-day Average SOFR + 6.350% Cap 6.350% 03/20/2053	2.689%	22,247,522	1,744,470
CMO Series 2023-66 Class BS
-1.0 x 30-day Average SOFR + 6.150% Cap 6.150% 05/20/2053	2.489%	20,467,817	1,907,027
CMO Series 2023-66 Class SQ
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 05/20/2053	1.739%	49,425,178	2,506,613
CMO Series 2024-197 Class SV
-1.0 x 30-day Average SOFR + 6.050% Cap 6.050% 12/20/2054	2.389%	19,340,545	1,982,479
CMO Series 2024-51 Class US
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 03/20/2054	1.739%	31,287,253	1,627,056
CMO Series 2024-64 Class DS
-1.0 x 30-day Average SOFR + 5.400% Cap 5.400% 04/20/2054	1.739%	42,228,739	2,220,577
CMO Series 2024-64 Class SY
-1.0 x 30-day Average SOFR + 5.900% Cap 5.900% 04/20/2054	2.197%	46,835,210	4,946,416
CMO Series 2024-79 Class SH
-1.0 x 30-day Average SOFR + 7.250% Cap 7.250% 05/20/2054	3.589%	20,926,158	3,087,562
CMO Series 2024-97 Class KS
-1.0 x 30-day Average SOFR + 7.300% Cap 7.300% 06/20/2054	3.639%	26,836,358	3,697,924
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-156 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 09/20/2055	2.339%	49,361,947	5,030,130
CMO Series 2025-172 Class SB
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 10/20/2055	2.339%	43,183,237	4,317,883
CMO Series 2026-28 Class S
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	2.001%	32,832,040	2,540,379
CMO Series 2026-5 Class SB
-1.0 x 30-day Average SOFR + 5.700% Cap 5.700% 01/20/2056	2.039%	55,687,724	5,665,496
Government National Mortgage Association(h)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	3,616,696	339,734
CMO Series 2018-78 Class GI
04/20/2048	4.000%	4,429,131	780,186
CMO Series 2020-160 Class DI
10/20/2050	2.500%	15,297,662	2,230,720
CMO Series 2020-160 Class HI
10/20/2050	2.500%	12,325,650	1,809,124
CMO Series 2020-160 Class ID
10/20/2050	2.500%	11,024,970	1,602,781
CMO Series 2020-162 Class EI
10/20/2050	2.500%	11,410,292	1,665,945
CMO Series 2020-164 Class CI
11/20/2050	3.000%	13,970,093	2,233,090
CMO Series 2020-191 Class UC
12/20/2050	4.000%	17,124,162	3,819,382
CMO Series 2020-191 Class UM
12/20/2050	3.500%	26,539,837	4,145,042
CMO Series 2020-85 Class MI
06/20/2050	3.500%	10,602,552	2,027,263
CMO Series 2021-158 Class VI
09/20/2051	3.000%	28,161,723	4,451,121
CMO Series 2021-160 Class CI
09/20/2051	2.500%	57,453,759	7,832,786
CMO Series 2021-24 Class MI
02/20/2051	3.000%	13,586,992	2,241,835
CMO Series 2021-29 Class HI
02/20/2051	3.500%	17,370,578	3,267,736

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-44 Class CI
03/20/2051	3.000%	20,866,052	3,565,587
CMO Series 2021-44 Class MI
03/20/2051	3.000%	13,673,101	2,271,946
CMO Series 2021-58 Class IA
04/20/2051	3.500%	11,448,761	2,034,002
CMO Series 2021-7 Class IT
01/16/2051	3.000%	26,449,645	6,072,402
Government National Mortgage Association(d)
CMO Series 2025-39 Class M
30-day Average SOFR + 4.000% Floor 4.000%, Cap 7.700% 03/20/2055	7.662%	8,928,817	9,283,441
Government National Mortgage Association TBA(n)
03/19/2056	4.500%	240,000,000	237,168,751
Uniform Mortgage-Backed Security TBA(n)
03/12/2038	6.000%	473,000,000	485,150,552
03/13/2055	3.500%	150,000,000	141,342,067
03/13/2055	4.000%	437,500,000	425,168,336
03/13/2055	5.000%	261,000,000	262,170,700
03/12/2056	4.500%	483,000,000	477,614,642
03/12/2056	5.500%	60,000,000	60,961,967
Total Residential Mortgage-Backed Securities - Agency (Cost $2,855,082,352)			2,840,427,109

Residential Mortgage-Backed Securities - Non-Agency 50.2%

A&D Mortgage Trust(a),(o)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	2,765,659	2,784,720
CMO Series 2025-NQM4 Class A1
10/25/2070	5.225%	9,914,175	10,000,205
A&D Mortgage Trust(a),(g)
CMO Series 2026-NQM1 Class A1
02/25/2071	4.912%	9,024,102	9,046,586
Subordinated CMO Series 2024-NQM1 Class B1
02/25/2069	8.438%	5,600,000	5,707,389
Ajax Mortgage Loan Trust(a),(o)
CMO Series 2021-C Class A
01/25/2061	6.115%	2,857,787	2,880,388
Ajax Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2021-E Class B2
12/25/2060	3.875%	8,617,660	5,562,257
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	698,432	534,524
Angel Oak Mortgage Trust(a),(g)
CMO Series 2021-5 Class A3
07/25/2066	1.311%	3,297,728	2,933,502
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2019-6 Class B1
11/25/2059	3.941%	9,450,000	9,158,752
Angel Oak Mortgage Trust(a),(o)
CMO Series 2025-8 Class A1
07/25/2070	5.410%	6,042,117	6,106,886
Barclays Mortgage Trust(a),(o)
CMO Series 2021-NPL1 Class B
11/25/2051	4.625%	3,719,230	3,724,416
BRAVO Residential Funding Trust(a),(g)
CMO Series 2020-NQM1 Class B1
05/25/2060	5.086%	2,200,000	2,206,389
CMO Series 2020-NQM1 Class B2
05/25/2060	5.922%	2,800,000	2,821,669
CMO Series 2025-HE1 Class B1
09/25/2072	6.543%	1,500,000	1,525,655
CMO Series 2025-HE1 Class B2
09/25/2072	6.543%	10,498,000	10,303,541
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	6,626,000	6,300,353
Subordinated CMO Series 2021-NQM2 Class B2
03/25/2060	4.099%	4,100,000	3,734,433
CAFL Issuer LP(a)
CMO Series 2025-RRTL2 Class M1
11/28/2040	6.844%	6,500,000	6,526,385
CMO Series 2025-RTL1 Class M1
05/28/2040	8.160%	3,000,000	3,060,313
Center Street Lending Resi-Investor ABS Mortgage Trust(a),(o)
CMO Series 2026-RTL1 Class A1
12/25/2030	5.375%	20,050,000	20,131,483
CHNGE Mortgage Trust(a),(g)
CMO Series 2022-1 Class M1
01/25/2067	3.990%	4,650,000	4,123,718
CMO Series 2023-3 Class M1
07/25/2058	8.220%	8,900,000	8,940,202
Subordinated CMO Series 2022-1 Class B1
01/25/2067	4.554%	8,350,000	7,506,193
Subordinated CMO Series 2022-1 Class B2
01/25/2067	4.554%	7,431,000	6,407,705
Subordinated CMO Series 2022-2 Class B1
03/25/2067	4.583%	4,569,000	4,171,788
Subordinated CMO Series 2023-1 Class B1
03/25/2058	8.062%	5,373,000	5,390,171
Subordinated CMO Series 2023-1 Class B2
03/25/2058	8.062%	8,894,000	8,897,837
Subordinated CMO Series 2023-2 Class B1
06/25/2058	7.937%	4,942,000	4,954,065
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-3 Class B1
07/25/2058	8.220%	3,700,000	3,715,921
CHNGE Mortgage Trust(a),(o)
CMO Series 2022-NQM1 Class M1
06/25/2067	5.820%	3,150,000	3,140,444
Citigroup Mortgage Loan Trust(a)
Subordinated CMO Series 2015-RP2 Class B5
01/25/2053	4.250%	13,217,335	10,502,862
Citigroup Mortgage Loan Trust(a),(f)
Subordinated CMO Series 2015-RP2 Class FB
01/25/2053	0.000%	1,312,362	534,654
Citigroup Mortgage Loan Trust(a),(g),(h)
Subordinated CMO Series 2015-RP2 Class XIO
01/25/2053	1.552%	31,504,422	837,296
Citigroup Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2018-RP3 Class B3
03/25/2061	3.250%	10,497,650	8,274,998
COLT Mortgage Loan Trust(a),(g)
CMO Series 2021-3 Class A3
09/27/2066	1.419%	5,236,890	4,602,775
CMO Series 2023-1 Class B2
04/25/2068	7.917%	4,546,000	4,541,899
CMO Series 2025-5 Class B1
05/25/2070	7.439%	3,728,000	3,860,704
Subordinated CMO Series 2021-4 Class B1
10/25/2066	3.764%	5,969,000	4,975,307
Subordinated Series 2021-3 Class B1
09/27/2066	3.059%	2,502,000	1,862,298
COLT Mortgage Loan Trust(a),(o)
CMO Series 2025-5 Class A1
05/25/2070	5.536%	6,800,470	6,881,550
CMO Series 2025-7 Class A2
06/25/2070	5.673%	6,769,164	6,858,999
Connecticut Avenue Securities Trust(a),(d)
Subordinated CMO Series 2021-R03 Class 1B2
30-day Average SOFR + 5.500% Floor 5.500% 12/25/2041	9.167%	7,059,000	7,274,884
Subordinated CMO Series 2022-R01 Class 1B2
30-day Average SOFR + 6.000% 12/25/2041	9.667%	10,350,000	10,697,558
Deephaven Residential Mortgage Trust(a),(g)
CMO Series 2025-CES1 Class B1
10/25/2055	6.971%	4,800,000	4,852,633
CMO Series 2025-CES1 Class B2
10/25/2055	7.914%	2,965,200	2,989,565
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-2 Class B3
05/25/2065	6.390%	4,911,000	4,984,616
EASY(a),(o)
CMO Series 2025-RTL1 Class A1
05/25/2040	6.456%	10,000,000	10,120,448
EASY(a),(g)
CMO Series 2025-RTL1 Class M
05/25/2040	9.116%	3,750,000	3,768,609
Easy Street Mortgage Loan Trust(a),(o)
CMO Series 2025-RTL2 Class A1
10/25/2040	5.606%	16,700,000	16,768,410
EFMT(a),(g)
CMO Series 2025-RTL1 Class M1
11/25/2040	6.394%	2,000,000	2,005,488
CMO Series 2025-RTL1 Class M2
11/25/2040	8.334%	2,250,000	2,256,026
Ellington Financial Mortgage Trust(a),(o)
CMO Series 2026-CES1 Class A1A
12/25/2060	4.914%	5,162,183	5,185,245
Fannie Mae Connecticut Avenue Securities(a),(d)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	9.867%	11,350,000	11,715,977
FIGRE Trust(a),(g)
CMO Series 2025-HE1 Class F
01/25/2055	8.533%	2,110,000	2,230,533
CMO Series 2025-HE3 Class E
05/25/2055	8.103%	1,500,000	1,642,598
CMO Series 2025-HE3 Class F
05/25/2055	9.081%	1,500,000	1,629,487
CMO Series 2025-PF2 Class A
10/25/2055	5.017%	10,891,055	11,002,549
Subordinated CMO Series 2023-HE3 Class D
01/25/2042	7.747%	2,653,514	2,764,182
Subordinated CMO Series 2024-HE1 Class E
03/25/2054	8.323%	2,350,000	2,494,904
Subordinated CMO Series 2024-HE1 Class F
03/25/2054	10.029%	3,250,000	3,511,413
Subordinated CMO Series 2024-HE2 Class F
05/25/2054	9.790%	7,575,000	8,185,893
Subordinated CMO Series 2024-HE3 Class E
07/25/2054	7.551%	1,850,000	1,931,623
Subordinated CMO Series 2024-HE3 Class F
07/25/2054	9.261%	1,550,000	1,650,976
Subordinated CMO Series 2024-HE4 Class E
09/25/2054	6.809%	1,900,000	1,948,491

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2024-HE4 Class F
09/25/2054	8.482%	1,300,000	1,374,851
Subordinated CMO Series 2024-HE5 Class E
10/25/2054	7.010%	3,950,000	4,078,012
Subordinated CMO Series 2024-HE5 Class F
10/25/2054	8.630%	2,900,000	3,056,212
FMC GMSR Issuer Trust(a),(g)
CMO Series 2020-GT1 Class A
01/25/2028	4.450%	9,050,000	9,022,885
Freddie Mac STACR REMIC Trust(a),(d)
Subordinated CMO Series 2020-DNA6 Class B2
30-day Average SOFR + 5.650% 12/25/2050	9.317%	15,500,000	17,839,440
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	8.417%	14,000,000	15,679,490
Subordinated CMO Series 2021-DNA5 Class B2
30-day Average SOFR + 5.500% 01/25/2034	9.167%	23,300,000	28,254,258
Subordinated CMO Series 2021-DNA6 Class B2
30-day Average SOFR + 7.500% 10/25/2041	11.167%	7,450,000	7,731,487
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(a),(d)
Subordinated CMO Series 2019-CS03 Class B2
30-day Average SOFR + 0.114% 10/25/2032	4.454%	7,345,104	7,110,178
Freddie Mac STACR Single Seller Risk Transfer Debt Notes(h)
Subordinated CMO Series 2019-CS03 Class IO
10/25/2029	0.270%	582,133,907	4,081,748
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(d)
CMO Series 2019-CS02 Class B2
30-day Average SOFR + 0.114% 02/25/2032	4.454%	1,293,149	1,277,956
CMO Series 2019-CS02 Class B3
30-day Average SOFR + 0.114% 02/25/2032	4.454%	2,950,000	2,855,699
CMO Series 2020-CS01 Class B2
30-day Average SOFR + 0.114% 04/25/2033	4.454%	16,988,156	13,879,203
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	7.667%	6,750,000	7,407,430
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-HQA5 Class B2
30-day Average SOFR + 7.400% 11/25/2050	11.067%	14,200,000	17,370,883
Freddie Mac Structured Agency Credit Risk Debt Notes(h)
CMO Series 2019-CS02 Class IO
02/25/2029	0.270%	238,527,632	1,448,149
CMO Series 2020-CS02 Class IO1
05/25/2030	0.090%	435,086,120	1,132,486
CMO Series 2020-CS02 Class IO2
06/25/2030	0.115%	435,086,120	1,447,053
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(h)
CMO Series 2020-CS01 Class IO1
04/25/2030	0.080%	1,874,883,038	4,228,424
CMO Series 2020-CS01 Class IO2
04/25/2030	0.125%	1,874,883,038	6,606,713
Freddie Mac Structured Agency Credit Risk Debt Notes(d)
Subordinated CMO Series 2020-CS02 Class B2
30-day Average SOFR + 0.114% 06/25/2033	4.454%	5,650,000	4,873,617
GCAT Trust(a),(g)
CMO Series 2019-NQM3 Class M1
11/25/2059	3.450%	5,650,000	5,501,590
CMO Series 2025-NQM5 Class A1
08/25/2070	4.981%	13,133,185	13,197,817
Genworth Mortgage Insurance Corp.(a),(d)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	6.567%	26,920	26,920
Subordinated CMO Series 2021-3 Class B1
30-day Average SOFR + 4.950% Floor 4.950% 02/25/2034	8.617%	7,500,000	7,655,486
GITSIT Mortgage Loan Trust(a),(o)
CMO Series 2025-NPL1 Class A1
02/25/2055	6.276%	2,125,910	2,128,195
CMO Series 2025-NPL1 Class A2
02/25/2055	8.837%	7,000,000	7,014,732
CMO Series 2025-NPL2 Class A1
12/25/2055	5.425%	23,608,059	23,609,069
GS Mortgage-Backed Securities Corp. Trust(a),(o)
CMO Series 2025-NQM6 Class A1
11/25/2029	5.021%	9,409,737	9,464,403
GS Mortgage-Backed Securities Trust(a),(o)
CMO Series 2025-NQM4 Class A1
10/25/2065	5.006%	7,534,725	7,572,957
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Homes Trust(a),(o)
CMO Series 2026-INV1 Class A1D
08/25/2060	5.077%	14,116,340	14,213,399
HOMES Trust(a),(g)
CMO Series 2025-AFC4 Class A1
11/25/2060	0.972%	8,725,329	8,795,047
HTAP Issuer Trust(a)
CMO Series 2024-1 Class A
04/25/2037	7.000%	6,889,639	6,937,315
CMO Series 2024-2 Class A
04/25/2042	6.500%	13,079,534	13,103,246
CMO Series 2025-1 Class A
11/25/2042	6.500%	10,814,765	10,892,446
Subordinated CMO Series 2024-2 Class B
04/25/2042	7.500%	4,700,000	4,674,722
Imperial Fund Mortgage Trust(a),(g)
Subordinated CMO Series 2021-NQM3 Class B1
11/25/2056	4.113%	7,384,000	6,322,842
Subordinated CMO Series 2022-NQM3 Class B1
05/25/2067	4.411%	4,489,000	3,891,317
Imperial Fund Mortgage Trust(a),(o)
Subordinated CMO Series 2022-NQM5 Class B2
08/25/2067	6.250%	4,944,000	4,929,468
JPMorgan Mortgage Trust(a),(g)
CMO Series 2025-VIS3 Class A1
02/25/2066	5.062%	13,431,163	13,524,250
Knock Issuer Trust(a)
CMO Series 2025-1 Class A1
02/25/2030	7.119%	17,040,000	17,234,009
CMO Series 2025-1 Class A2
02/25/2030	9.054%	1,500,000	1,509,406
LHOME Mortgage Trust(a),(o)
CMO Series 2024-RTL1 Class A2
01/25/2029	9.165%	5,200,000	5,223,782
CMO Series 2024-RTL1 Class M
01/25/2029	11.949%	3,700,000	3,715,298
LHOME Mortgage Trust(a),(g)
CMO Series 2024-RTL5 Class M1
09/25/2039	6.823%	4,358,000	4,381,815
CMO Series 2025-RTL1 Class M1
01/25/2040	7.023%	5,368,000	5,427,095
CMO Series 2025-RTL3 Class M1
08/25/2040	6.891%	1,800,000	1,827,904
Mello Mortgage Capital Acceptance(a),(o)
CMO Series 2024-SD1 Class M2
04/25/2054	4.000%	5,802,000	5,437,571
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(g)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	3,500,000	3,263,806
CMO Series 2025-NQM4 Class A1
08/25/2070	5.229%	11,265,492	11,362,038
Subordinated CMO Series 2020-NQM3 Class B1
01/26/2065	3.661%	6,250,000	5,844,146
MFA Trust(o)
CMO Series 2024-NPL1 Class A1
09/25/2054	6.330%	15,102,720	15,210,917
Morgan Stanley Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-DSC3 Class A1
09/25/2070	4.912%	12,074,458	12,124,247
Morgan Stanley Residential Mortgage Loan Trust(a),(o)
CMO Series 2025-NQM7 Class A1
09/25/2070	4.984%	15,507,695	15,579,755
New Residential Mortgage Loan Trust(a),(g),(h)
CMO Series 2014-1A Class AIO
01/25/2054	2.011%	2,624,290	107,030
New Residential Mortgage Loan Trust(a),(g)
CMO Series 2025-NQM4 Class A1
07/25/2065	5.350%	15,975,503	16,227,722
CMO Series 2025-NQM5 Class A1
08/25/2065	5.109%	13,598,904	13,734,351
Subordinated CMO Series 2019-RPL3 Class B4
07/25/2059	3.977%	9,250,000	7,786,752
Subordinated CMO Series 2022-NQM2 Class B1
03/27/2062	3.864%	2,887,000	2,201,325
Subordinated CMO Series 2024-RPL1 Class B4
01/25/2064	3.876%	6,748,000	5,247,628
Subordinated CMO Series 2024-RPL1 Class B5
01/25/2064	3.876%	5,287,000	3,888,538
NYMT Loan Trust(a),(g)
CMO Series 2024-CP1 Class A2
02/25/2068	3.837%	5,295,000	4,444,877
CMO Series 2024-CP1 Class M1
02/25/2068	3.837%	2,350,000	1,889,282
CMO Series 2025-INV2 Class A1
10/25/2060	5.000%	8,902,011	8,952,406
NYMT Trust(a),(o)
CMO Series 2024-RR1 Class A
05/25/2064	7.375%	13,050,273	13,158,439
Oaktown Re VI Ltd.(a),(d)
CMO Series 2021-1A Class B1
30-day Average SOFR + 5.500% Floor 5.500% 10/25/2033	9.167%	2,373,000	2,388,035

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M2
30-day Average SOFR + 3.950% Floor 3.950% 10/25/2033	7.617%	5,867,276	5,894,946
OBX Trust(a),(g)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	6,551,445	5,507,144
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	4,559,342	3,900,650
OBX Trust(a),(o)
CMO Series 2026-NQM1 Class A2
11/25/2065	5.070%	8,699,381	8,720,686
OSAT Trust(a),(o)
CMO Series 2021-RPL1 Class A2
05/25/2065	7.967%	5,651,066	5,763,955
Point Securitization Trust(a)
CMO Series 2025-1 Class A1
06/25/2055	6.250%	7,250,062	7,300,556
Point Securitization Trust(a),(o)
CMO Series 2025-2 Class A1
09/25/2055	5.750%	9,997,936	10,022,906
Point Securitization Trust(a),(e),(o),(p)
CMO Series 2026-1 Class A1
02/25/2056	5.250%	20,750,000	20,570,261
CMO Series 2026-1 Class B1
02/25/2056	7.000%	6,120,000	5,373,702
Preston Ridge Partners Mortgage Trust(a),(o)
CMO Series 2023-RCF1 Class M2
06/25/2053	4.000%	7,802,000	7,556,297
CMO Series 2023-RCF2 Class M1
11/25/2053	4.000%	1,724,000	1,682,934
CMO Series 2023-RCF2 Class M2
11/25/2053	4.000%	3,688,000	3,539,254
PRET LLC(a),(o)
CMO Series 2026-NPL1 Class A1
01/25/2056	5.180%	9,898,365	9,900,276
PRKCM Trust(a),(g)
CMO Series 2022-AFC1 Class A3
04/25/2057	4.100%	5,398,940	5,232,411
PRPM LLC(a),(o)
CMO Series 2025-RPL1 Class M2
03/25/2055	4.000%	9,500,000	8,659,154
PRPM LLC(a),(o)
CMO Series 2024-7 Class A1
11/25/2029	5.870%	6,173,939	6,178,605
CMO Series 2024-8 Class A1
12/25/2029	5.897%	3,589,712	3,591,412
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-8 Class A2
12/25/2029	8.836%	6,100,000	6,106,706
CMO Series 2024-RCF1 Class M1
01/25/2054	4.000%	1,850,000	1,802,398
CMO Series 2024-RCF1 Class M2
01/25/2054	4.000%	9,750,000	9,323,698
CMO Series 2024-RCF2 Class M1
03/25/2054	3.750%	2,800,000	2,707,448
CMO Series 2024-RCF2 Class M2
03/25/2054	3.750%	11,150,000	10,556,959
CMO Series 2024-RCF3 Class M2
05/25/2054	4.000%	2,250,000	2,135,966
CMO Series 2024-RCF4 Class M1
07/25/2054	4.000%	2,335,000	2,263,065
CMO Series 2024-RCF4 Class M2
07/25/2054	4.000%	1,910,000	1,806,492
CMO Series 2024-RCF6 Class M1
10/25/2054	4.000%	2,350,000	2,267,769
CMO Series 2024-RCF6 Class M2
10/25/2054	4.000%	4,088,000	3,845,212
CMO Series 2024-RPL4 Class M1
12/25/2054	4.000%	4,700,000	4,585,198
CMO Series 2024-RPL4 Class M2
12/25/2054	4.000%	4,408,000	4,289,172
CMO Series 2025-2 Class A2
05/25/2030	9.560%	4,900,000	4,895,561
CMO Series 2025-RCF4 Class M1B
08/25/2055	4.500%	477,000	448,331
CMO Series 2025-RCF4 Class M2
08/25/2055	4.500%	2,000,000	1,879,796
CMO Series 2026-1 Class A2
02/25/2031	6.474%	9,600,000	9,599,904
PRPM LLC(a),(g)
CMO Series 2025-RCF3 Class M1A
07/25/2055	5.250%	1,100,000	1,089,704
CMO Series 2025-RCF3 Class M1B
07/25/2055	5.250%	1,000,000	964,530
CMO Series 2025-RCF3 Class M2
07/25/2055	5.250%	2,000,000	1,929,060
PRPM Trust(a),(g)
CMO Series 2025-NQM3 Class A1
05/25/2070	5.606%	8,246,465	8,355,952
CMO Series 2025-NQM4 Class A1
07/25/2070	4.980%	12,570,282	12,657,301
Subordinated CMO Series 2022-NQM1 Class B1
08/25/2067	5.372%	4,608,000	4,560,748
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2023-NQM1 Class B1
01/25/2068	6.185%	2,700,000	2,691,133
Subordinated CMO Series 2023-NQM3 Class B2
11/25/2068	7.362%	2,043,000	2,054,843
PRPM Trust(a),(o)
CMO Series 2026-RCF1 Class M2
01/25/2056	5.500%	2,499,000	2,420,097
Radnor Re Ltd.(a),(d)
Subordinated CMO Series 2021-1 Class B1
30-day Average SOFR + 4.000% Floor 4.000% 12/27/2033	7.667%	4,750,000	4,775,002
RCO IX Mortgage LLC(a),(o)
CMO Series 2025-4 Class A1
10/25/2030	5.310%	15,075,113	15,071,242
RCO Trust(a),(o)
CMO Series 2025-PR1 Class A
02/25/2055	6.250%	8,855,513	8,831,286
RCO VIII Mortgage LLC(a),(o)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	5,196,007	5,203,244
RCO X Mortgage LLC(a),(o)
CMO Series 2025-1 Class A1
01/25/2030	5.875%	6,810,180	6,811,950
CMO Series 2025-1 Class A2
01/25/2030	8.353%	7,500,000	7,505,342
Residential Mortgage Loan Trust(a),(g)
Subordinated CMO Series 2020-1 Class B1
01/26/2060	3.946%	3,938,000	3,820,435
RUN Trust(a),(g)
CMO Series 2022-NQM1 Class M1
03/25/2067	4.026%	5,595,000	4,732,601
SAIF Securitization Trust(a),(o)
CMO Series 2025-CES1 Class M1
06/25/2065	6.240%	2,453,220	2,496,900
Saluda Grade Alternative Mortgage Trust(a),(g)
CMO Series 2025-FIG6 Class A1
01/25/2056	5.178%	14,758,444	14,980,218
Subordinated CMO Series 2022-INV1 Class B1
04/25/2067	4.576%	5,198,000	4,569,717
Subordinated CMO Series 2022-INV1 Class B2
04/25/2067	4.576%	4,958,000	4,118,153
Subordinated CMO Series 2023-FIG3 Class CE
08/25/2053	3.940%	5,573,832	8,703,995
Subordinated CMO Series 2023-FIG4 Class CE
11/25/2053	49.381%	6,478,229	11,271,886
Subordinated CMO Series 2024-CES1 Class B1
03/25/2054	8.243%	12,120,000	12,766,208
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Splitero Trust(a)
CMO Series 2025-1 Class A2
12/25/2055	7.000%	11,500,000	11,328,099
Stanwich Mortgage Loan Co. LLC(a),(o)
CMO Series 2021-NPB1 Class A2
10/16/2026	8.375%	10,968,455	11,026,460
Starwood Mortgage Residential Trust(a),(g)
CMO Series 2020-3 Class B1
04/25/2065	4.750%	4,750,000	4,583,015
CMO Series 2021-3 Class A1
06/25/2056	1.127%	3,167,524	2,860,548
Starwood Mortgage Residential Trust(a)
Subordinated CMO Series 2020-INV1 Class B1
11/25/2055	3.257%	3,200,000	3,021,864
Subordinated CMO Series 2020-INV1 Class B2
11/25/2055	4.261%	1,400,000	1,336,783
Toorak Mortgage Trust(a),(g)
CMO Series 2024-RRT1 Class B2
02/25/2039	9.971%	2,318,000	2,320,777
CMO Series 2024-RRTL2 Class M1
09/25/2039	7.257%	5,375,000	5,410,816
CMO Series 2025-RRTL1 Class B1
02/25/2040	8.342%	3,800,000	3,848,087
Subordinated CMO Series 2024-RRTL1 Class B1
02/25/2039	10.351%	6,430,000	6,439,839
Subordinated CMO Series 2024-RRTL2 Class B1
09/25/2039	8.178%	5,550,000	5,551,442
Triangle Re Ltd.(a),(d)
CMO Series 2021-2 Class M2
1-month Term SOFR + 5.614% 10/25/2033	9.288%	6,158,417	6,229,391
Subordinated CMO Series 2021-2 Class B1
1-month Term SOFR + 7.614% 10/25/2033	11.288%	7,100,000	7,267,746
TVC Mortgage Trust(a),(o)
CMO Series 2024-RRTL1 Class M2
07/25/2039	9.109%	4,560,000	4,557,981
TVC Mortgage Trust(a),(g)
CMO Series 2026-RTL1 Class M1
04/25/2040	6.793%	1,000,000	1,005,231
VCAT LLC(a),(o)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	6,522,383	6,605,955
VCC Trust(a),(o)
CMO Series 2025-MC1 Class A2
05/25/2055	12.047%	5,214,000	5,192,480

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee(a),(o)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	515,006	515,134
Verus Securitization Trust(a),(g)
CMO Series 2021-4 Class A1
07/25/2066	0.938%	6,651,408	5,736,052
Subordinated CMO Series 2022-2 Class B2
02/25/2067	4.265%	4,493,200	3,701,195
Subordinated Series 2021-5 Class B1
09/25/2066	3.037%	3,800,000	2,901,450
Subordinated Series 2021-5 Class B2
09/25/2066	3.941%	3,500,000	2,822,638
Verus Securitization Trust(a)
CMO Series 2021-R2 Class M1
02/25/2064	2.244%	3,781,000	3,583,189
Visio Trust(a),(g)
CMO Series 2019-2 Class M1
11/25/2054	3.260%	1,400,000	1,383,792
Subordinated CMO Series 2019-2 Class B1
11/25/2054	3.910%	1,200,000	1,188,065
Vista Point Securitization Trust(a),(g)
CMO Series 2024-CES3 Class B1
01/25/2055	7.833%	4,700,000	4,833,553
CMO Series 2024-CES3 Class B2
01/25/2055	9.516%	2,900,000	2,993,501
CMO Series 2025-CES1 Class B1
04/25/2055	7.621%	3,929,000	3,990,891
CMO Series 2025-CES1 Class B2
04/25/2055	8.956%	2,546,000	2,589,083
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2020-1 Class B1
03/25/2065	5.375%	2,000,000	2,012,584
Subordinated CMO Series 2024-CES2 Class B1
10/25/2054	7.498%	2,500,000	2,547,147
Vista Point Securitization Trust(a),(o)
CMO Series 2025-CES2 Class M1
08/25/2055	6.366%	8,732,000	8,861,130
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $1,288,913,567)			1,338,559,198

Call Option Contracts Purchased 0.6%
Value ($)
(Cost $17,816,569)	14,898,759

Put Option Contracts Purchased 0.1%

(Cost $14,009,500)	3,981,522

Money Market Funds 5.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(k),(q)	152,737,807	152,707,260
Total Money Market Funds (Cost $152,677,900)		152,707,260
Total Investments in Securities (Cost: $4,754,090,119)		4,721,702,745
Other Assets & Liabilities, Net		(2,053,577,180)
Net Assets		2,668,125,565
At February 28, 2026, securities and/or cash totaling $38,620,184 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	2,263	06/2026	USD	249,248,234	687,658	—
U.S. Treasury Ultra Bond	394	06/2026	USD	47,907,938	418,853	—
Total					1,106,511	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(2,301)	06/2026	USD	(554,296,519)	620,666	—
U.S. Long Bond	(2,559)	06/2026	USD	(303,161,531)	—	(2,149,575)
U.S. Treasury 10-Year Note	(9,098)	06/2026	USD	(1,035,466,125)	—	(4,485,369)
U.S. Treasury 2-Year Note	(207)	06/2026	USD	(43,319,602)	—	(74,871)
Total					620,666	(6,709,815)

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	115,000,000	115,000,000	3.50	07/09/2026	2,012,500	1,453,968
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	250,000,000	250,000,000	3.50	12/01/2026	4,337,500	4,602,875
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	125,000,000	125,000,000	3.40	03/16/2026	1,725,000	187,100
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	84,886,000	84,886,000	3.50	06/11/2026	1,400,619	948,406
30-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	59,000,000	59,000,000	3.50	10/29/2026	1,595,950	925,450
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	300,000,000	300,000,000	3.30	03/30/2026	2,925,000	1,797,840
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	200,000,000	200,000,000	3.75	05/14/2026	3,820,000	4,983,120
Total							17,816,569	14,898,759

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	217,500,000	217,500,000	3.35	03/18/2026	1,914,000	252,430
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	143,000,000	143,000,000	3.75	04/22/2026	446,875	41,856
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	464,000,000	464,000,000	3.60	05/06/2026	2,737,600	485,298
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	167,000,000	167,000,000	3.75	08/04/2026	931,025	327,788
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	500,000,000	500,000,000	3.40	08/05/2026	7,980,000	2,874,150
Total							14,009,500	3,981,522

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
2-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(265,460,000)	(265,460,000)	3.20	03/26/2026	(212,368)	(493,225)
5-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	(240,000,000)	(240,000,000)	3.10	03/27/2026	(420,000)	(420,000)
5-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	(290,000,000)	(290,000,000)	3.10	03/27/2026	(435,000)	(435,000)
5-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(315,000,000)	(315,000,000)	3.10	03/27/2026	(472,500)	(472,500)
Total							(1,539,868)	(1,820,725)

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,161,820	(2,500)	295,612	—	863,708	—
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	10,000,000	1,161,820	(2,500)	1,283,083	—	—	(123,763)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	20,500,000	2,381,731	(5,125)	4,732,668	—	—	(2,356,062)
CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	50,000,000	5,809,100	(12,500)	12,316,007	—	—	(6,519,407)
CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	10,000,000	1,161,820	(2,500)	1,384,583	—	—	(225,263)
Total							11,676,291	(25,125)	20,011,953	—	863,708	(9,224,495)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	49.431	USD	9,994,898	(2,499,642)	2,499	—	(1,971,983)	—	(525,160)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	49.431	USD	9,994,898	(2,499,642)	2,499	—	(1,929,581)	—	(567,562)
CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	49.431	USD	19,989,796	(4,999,284)	4,997	—	(2,187,764)	—	(2,806,523)
CMBX North America Index, Series 16 BBB-	Goldman Sachs International	04/17/2065	3.000	Monthly	7.249	USD	19,000,000	(3,183,832)	4,750	—	(2,402,757)	—	(776,325)
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	50,000,000	(6,659,980)	12,500	—	(7,381,358)	733,878	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	9,500,000	(1,265,396)	2,375	—	(1,662,605)	399,584	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	9,500,000	(1,265,396)	2,375	—	(1,571,683)	308,662	—
CMBX North America Index, Series 17 BBB-	Goldman Sachs International	12/15/2056	3.000	Monthly	5.968	USD	12,000,000	(1,598,395)	3,000	—	(1,144,618)	—	(450,777)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	8,795,510	(2,199,685)	2,199	—	(1,842,468)	—	(355,018)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	16,491,581	(4,124,409)	4,123	—	(2,948,350)	—	(1,171,936)
CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	49.431	USD	12,993,367	(3,249,535)	3,248	—	(1,850,120)	—	(1,396,167)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	14.365	USD	902,562	(67,712)	226	—	(63,827)	—	(3,659)
Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Credit default swap contracts - sell protection (continued)
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	14.365	USD	1,769,730	(132,768)	442	—	(82,162)	—	(50,164)
CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	46.896	USD	1,924,341	(515,102)	481	—	(359,911)	—	(154,710)
Total								(34,260,778)	45,714	—	(27,399,187)	1,442,124	(8,258,001)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $1,661,377,496, which represents 62.27% of total net assets.

(b)	Principal amount represents ownership shares of the Trust.
(c)
Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of February 28, 2026 and is not reflective of the cash flow payments.

(d)	Variable rate security. The interest rate shown was the current rate as of February 28, 2026.
(e)	Valuation based on significant unobservable inputs.
(f)	Zero coupon bond.
(g)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of February 28, 2026.

(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Represents a security in default.
(j)
The Fund’s committed equity ownership interest in the joint venture is 17% of the LLC, which is not held in the form of shares. Investments into the LLC will be called from the Fund over a commitment period ending December 31, 2026. Any unfunded commitments are indicated as such.

(k)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	185,115,334	948,438,798	(980,858,120)	11,248	152,707,260	8,298	5,122,095	152,737,807
Itasca Park LLC
	—	8,996,000	—	(103,454)	8,892,546	—	—	—
Itasca Park LLC - Unfunded
	—	8,304,000	—	—	8,304,000	—	—	—
Total	185,115,334			(92,206)	169,903,806	8,298	5,122,095

Columbia Mortgage Opportunities Fund  | 2026

Portfolio of Investments  (continued)
Columbia Mortgage Opportunities Fund, February 28, 2026 (Unaudited)
Notes to Portfolio of Investments (continued)
(l)	Non-income producing investment.
(m)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. At February 28, 2026, the total market value of these securities amounted to $17,196,546, which represents 0.64% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Itasca Park LLC	09/02/2025-02/25/2026	—	8,996,000	8,892,546
Itasca Park LLC - Unfunded	07/28/2025	—	8,304,000	8,304,000
			17,300,000	17,196,546

(n)	Represents a security purchased on a when-issued basis.
(o)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of February 28, 2026.

(p)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2026, the total value of these securities amounted to $25,943,963, which represents 0.97% of total net assets.

(q)	The rate shown is the seven-day current annualized yield at February 28, 2026.
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Mortgage Opportunities Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT251_05_T01_(04/26)